Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cost or fair value [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	$ 371,923	$ 364,856	$ 354,808
Furniture, fittings and equipment	35,714	35,042	35,042
Right-of-use assets	243,351	229,031	115,977
Total	650,988	628,929	505,827
Accumulated depreciation [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	(352,546)	(345,343)	(340,812)
Furniture, fittings and equipment	(35,036)	(34,905)	(34,768)
Right-of-use assets	(63,273)	(21,945)	(96,506)
Total	(450,855)	(402,193)	(472,086)
Net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	19,377	19,513	13,996
Furniture, fittings and equipment	678	137	274
Right-of-use assets	180,078	207,086	19,471
Total	200,133	226,736	$ 33,741
Opening net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	19,513	13,996
Furniture, fittings and equipment	137	274
Right-of-use assets	207,086	19,471
Total	226,736	33,741
Additions [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	7,067	10,048
Furniture, fittings and equipment	672
Right-of-use assets	14,320
Total	22,059	10,048
Lease modification [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment
Furniture, fittings and equipment
Right-of-use assets		209,560
Total		209,560
Depreciation charge [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	(7,203)	(4,531)
Furniture, fittings and equipment	(131)	(137)
Right-of-use assets	(41,328)	(21,945)
Total	(48,662)	(26,613)
Closing net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment [Line Items]
Plant and equipment	19,377	19,513
Furniture, fittings and equipment	678	137
Right-of-use assets	180,078	207,086
Total	$ 200,133	$ 226,736